INVENTORIES (Schedule of Inventories) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 91,045,461	$ 88,367,032
Work-in-process	39,938,219	35,015,711
Finished goods	226,377,489	236,194,291
Total inventories	$ 357,361,169	$ 359,577,034